Loans - Loans' Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	$ 5,166,210	$ 4,068,991
Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	935,015	652,621
Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	28,547	33,094
Commercial loans | Governments
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	370,753	105,664
Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	535,715	513,863
Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	754,233	575,644
Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	659,293	496,975
Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	94,940	78,669
Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	257,141	180,690
Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	7,858	12,886
Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	21,462	20,224
Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	87,674	84,089
Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	140,147	63,491
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	3,219,821	2,660,036
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	4,805,523	3,835,237
Pass | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	863,873	633,051
Pass | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	23,529	29,896
Pass | Commercial loans | Governments
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	370,753	101,914
Pass | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	469,591	501,241
Pass | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	673,262	523,066
Pass | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	581,450	444,397
Pass | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	91,812	78,669
Pass | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	249,283	177,306
Pass | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	5,270	12,650
Pass | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	21,229	19,927
Pass | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	87,250	83,963
Pass | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	135,534	60,766
Pass | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	3,019,105	2,501,814
Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	219,908	101,451
Special mention | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	62,003	6,802
Special mention | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	4,565	2,705
Special mention | Commercial loans | Governments
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	0	0
Special mention | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	57,438	4,097
Special mention | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	71,638	45,390
Special mention | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	71,638	45,390
Special mention | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	0	0
Special mention | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	6,132	2,220
Special mention | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	2,504	232
Special mention | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	78	119
Special mention | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	0	0
Special mention | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	3,550	1,869
Special mention | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	80,135	47,039
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	90,378	83,612
Substandard | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	1,570	1,637
Substandard | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	451	491
Substandard | Commercial loans | Governments
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	0	0
Substandard | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	1,119	1,146
Substandard | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	6,083	3,126
Substandard | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	2,955	3,126
Substandard | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	3,128	0
Substandard | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	474	152
Substandard | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	50	0
Substandard | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	0	16
Substandard | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	424	126
Substandard | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	0	10
Substandard | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	82,251	78,697
Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	50,401	48,691
Non-accrual | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	7,569	11,131
Non-accrual | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	2	2
Non-accrual | Commercial loans | Governments
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	0	3,750
Non-accrual | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	7,567	7,379
Non-accrual | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	3,250	4,062
Non-accrual | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	3,250	4,062
Non-accrual | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	0	0
Non-accrual | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	1,252	1,012
Non-accrual | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	34	4
Non-accrual | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	155	162
Non-accrual | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	0	0
Non-accrual | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	1,063	846
Non-accrual | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	$ 38,330	$ 32,486